Stock Incentive Plans - Schedule of share based payment award stock options valuation assumptions (Detail) - Planet Labs Inc [Member] - Share-based Payment Arrangement, Option [Member]	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, Minimum	42.45%	42.45%	42.45%	38.13%
Expected volatility, Maximum	48.39%	44.28%	44.71%	39.85%
Risk-free interest rate, Minimum	0.37%	0.31%	0.31%	1.67%
Risk-free interest rate, Maximum	1.23%	0.46%	0.52%	2.54%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected term (years)	2 years 7 months 13 days	5 years 29 days	5 years 7 days	5 years 29 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average expected term (years)	7 years 3 months 25 days	6 years 7 months 24 days	6 years 9 months 3 days	6 years 9 months 29 days